COMMON STOCK AND CONVERTIBLE PREFERRED STOCK (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of Convertible preferred stock

Series	Shares Authorized 12/31/2020	Shares issued and outstanding 12/31/2020	Shares issued and outstanding 12/31/2019
Convertible Preferred Stock
Series B	72,123	—	72,123
Series B-1	72,123	72,123	—
Series C	416,667	—	416,667
Series C-1	416,667	416,667	—
Series D	2,142,050	1,080,993	1,450,993
Series D-1	487,805	325,203	325,203
Series D-2	2,142,050	370,000	—

Senior Convertible Preferred Stock
Series E	1,008,742	615,231	615,231
Series E-1	659,310	393,511	393,511
Series F	398,401	352,076	352,076
Series F-1	46,325	46,325	46,325
Series G	740,987	740,987	—
Series G-1	202,100	—	—
Series H	487,806	168,288	—
	9,293,156	4,581,404	3,672,129

Schedule of issuance of convertible preferred stock

Description	Shares Issued	Issuance Price per share	Conversion Rate (1)		Voting Rate (2)	Liquidation Preference (in thousands)
Convertible Preferred Stock
Series B-1	72,123	$807.00	1.0		—	$58,203
Series C-1	416,667	$24.00	1.0		—	$10,000
Series D	1,080,993	$61.50	1.0		1.00	$66,481
Series D-1	325,203	$61.50	1.0		—	$20,000
Series D-2	370,000	$61.50	1.0		—	$22,755

Senior Convertible Preferred Stock
Series E	615,231	$91.00	1.04		1.04	$55,989
Series E-1	393,511	$91.00	1.04		—	$35,811
Series F	352,076	$107.93	1.755		1.755	$38,000
Series F-1	46,325	$107.93	1.755		—	$5,000
Series G	740,987	$61.50	1.0	*	1.00	$113,927
Series H	168,288	$61.50	1.0		1.00	$10,350

*	The Series G and G-1 Convertible Preferred Stock have special conversion rights in connection with an IPO or a SPAC merger whereby the Series G Convertible Preferred Stock shall receive shares to at least 2.5 times the amount paid for each preferred share.

Schedule of Warrants issued and outstanding

	Warrants Outstanding
	Series D	Series D-1	Series H
Outstanding as of December 31, 2018	203,252	162,601	—
Issuance of warrants	—	—	—
Outstanding as of December 31, 2019	203,252	162,601	—
Issuance of warrants	—	—	139,428
Outstanding as of December 31, 2020	203,252	162,601	139,428

Schedule of fair value of warrant liability

	Warrant Liability
(in thousands)	Series D-1	Series H	Total
As of December 31, 2018	$2,272	$—	$2,272
(Decrease) in fair value	(1,508)	—	(1,508)
As of December 31, 2019	764	—	764
Fair value of warrants at issuance	—	3,523	3,523
(Decrease) increase in fair value	3,345	—	3,345
As of December 31, 2020	$4,109	$3,523	$7,632

Schedule of reserved shares of common stock for future

Shares reserved for	Shares
Future grants	2,660,533
Convertible preferred stock	4,918,446
Warrants	505,282
Options under employee stock plans	1,246,080
Total common stock reserved for future issuance	9,330,341

Airspan [Member]
Schedule of Convertible preferred stock

Series	Shares Authorized 6/30/2021	Shares issued and outstanding 6/30/2021	Shares issued and outstanding 12/31/2020
Convertible Preferred Stock
Series B	72,123	-	-
Series B-1	72,123	72,123	72,123
Series C	416,667	-	-
Series C-1	416,667	416,667	416,667
Series D	2,142,050	1,080,993	1,080,993
Series D-1	487,805	325,203	325,203
Series D-2	2,142,050	370,000	370,000

Senior Convertible Preferred Stock
Series E	1,008,742	615,231	615,231
Series E-1	659,310	393,511	393,511
Series F	398,401	352,076	352,076
Series F-1	46,325	46,325	46,325
Series G	740,987	740,987	740,987
Series G-1	202,100	-	-
Series H	487,806	181,294	168,288
	9,293,156	4,594,410	4,581,404

Schedule of Warrants issued and outstanding

	Warrants Outstanding
	Series D	Series D-1	Series H
Outstanding as of December 31, 2020	203,252	162,601	139,428
Issuance of warrants	-	-	6,503
Warrants expired	(203,252)	-	-
Outstanding as of June 30, 2021	-	162,601	145,931

Schedule of fair value of warrant liability

	Warrant Liability
(in thousands)	Series D-1	Series H	Total
As of December 31, 2020	$4,109	$3,523	$7,632
Fair value of warrants at issuance	-	142	142
Increase in fair value	3,541	976	4,517
As of June 30, 2021	$7,650	$4,641	$12,291

Schedule of Issuances of Convertible Preferred Stock

Description	Shares Issued	Issuance Price per share	Conversion Rate		Voting Rate	Liquidation Preference (in thousands)
Convertible Preferred Stock
Series B-1	72,123	$807.00	1.0		-	$58,203
Series C-1	416,667	$24.00	1.0		-	$10,000
Series D	1,080,993	$61.50	1.0		1.00	$66,481
Series D-1	325,203	$61.50	1.0		-	$20,000
Series D-2	370,000	$61.50	1.0		-	$22,755

Senior Convertible Preferred Stock
Series E	615,231	$91.00	1.04		1.04	$55,989
Series E-1	393,511	$91.00	1.04		-	$35,811
Series F	352,076	$107.93	1.755		1.755	$38,000
Series F-1	46,325	$107.93	1.755		-	$5,000
Series G	740,987	$61.50	1.0	*	1.00	$113,927
Series H	181,294	$61.50	1.0		1.00	$11,150

*	The Series G and G-1 Convertible Preferred Stock have special conversion rights in connection with an initial public offering or a SPAC merger whereby the Series G Convertible Preferred Stock shall receive shares to at least 2.5 times the amount paid for each preferred share.